CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive loss [Member]	Total
Balance at Dec. 31, 2013	$ 471	$ 14,176	$ (18,229)		$ (3,582)
Balance (shares) at Dec. 31, 2013	11,408,490
Changes during year
Comprehensive income (loss)			(11,484)	(79)	(11,563)
Capital contribution (Note 8b)		686			686
Conversion of preferred A shares into Ordinary Shares (Note 9)	$ 147	13,291			13,438
Conversion of preferred A shares into Ordinary Shares (Note 9) (shares)	3,367,244
Conversion of warrants from preferred A warrants to Ordinary Share warrant (Note 9d)		8,494			8,494
Issuance of Ordinary Shares through a public offering, issuance costs (Note 9c)	$ 336	40,756			41,092
Issuance of Ordinary Shares through a public offering, net of issuance costs (Note 9c) (shares)	7,668,200
Share-based compensation (Note 9f)		197			197
Balance at Dec. 31, 2014	$ 954	77,600	(29,713)	(79)	48,762
Balance (shares) at Dec. 31, 2014	22,443,934
Changes during year
Comprehensive income (loss)			(16,517)	(51)	(16,568)
Exercise of warrants (Note 9e)	$ 23	2,262			2,285
Exercise of warrants (Note 9e) (shares)	546,322
Exercise of options and restricted share units (Note 9f)	$ 9	335			344
Exercise of options and restricted share units (Note 9f) (shares)	229,525
Issuance of Ordinary Shares through a public offering, issuance costs (Note 9c)	$ 298	63,904			64,202
Issuance of Ordinary Shares through a public offering, net of issuance costs (Note 9c) (shares)	7,419,353
Share-based compensation (Note 9f)		1,777			1,777
Balance at Dec. 31, 2015	$ 1,284	145,878	(46,230)	(130)	$ 100,802
Balance (shares) at Dec. 31, 2015	30,639,134				30,639,134
Changes during year
Comprehensive income (loss)			(29,336)	68	$ (29,268)
Exercise of warrants (Note 9e)	$ 10	1,285			1,295
Exercise of warrants (Note 9e) (shares)	257,137
Exercise of options and restricted share units (Note 9f)	$ 7	105			112
Exercise of options and restricted share units (Note 9f) (shares)	159,561
Issuance of Ordinary Shares through a public offering, issuance costs (Note 9c)	$ 260	53,872			54,132
Issuance of Ordinary Shares through a public offering, net of issuance costs (Note 9c) (shares)	6,111,959
Share-based compensation (Note 9f)		2,912			2,912
Balance at Dec. 31, 2016	$ 1,561	$ 204,052	$ (75,566)	$ (62)	$ 129,985
Balance (shares) at Dec. 31, 2016	37,167,791				37,167,791